Accounts receivable - Net: (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [text block]

	December 31,

	2016		2017

Clients	Ps	592,583	Ps	858,900
Less: impairment provision		(127,711)		(173,398)

Current portion of accounts receivable		464,872		685,502
Long term accounts receivable from joint ventures
(Notes 9 and 15.1) (*)		1,886,546

Total accounts receivable	Ps	2,351,418	Ps	685,502

(*)
In 2013, the Company granted a loan to Aerostar of Ps.1,254,800 (USD100,000) at an annual interest rate of LIBOR plus 2.10% valid for the long term. As of June 1, 2017, derived from the incorporation of Aerostar in the consolidation of the Company, this loan forms part of the elimination entries.

Disclosure of financial assets that are either past due or impaired [text block]

	December 31,

	2016		2017

Three months	Ps	51,820	Ps	137,155
From three to six months		592		71,049
More than six months		146,616		157,999

		199,028		366,203
Minus:
Past due accounts receivable not impaired		71,317		192,805

Amount of the estimation for impairment	Ps	127,711	Ps	173,398

The movements in the impairment provision are as follows:

Provision for impairment at January 1, 2015	Ps	130,185
Application to the provision during the period		(1,964)

Provision for impairment at January 1, 2016		128,221
Application to the provision during the period		(510)

Provision for impairment at December 31, 2016		127,711

Application to the provision during the period		36,621
Aerostar’s provision impairment		6,690
Airplan’s provision impairment		2,376

Provision for impairment at December 31, 2017	Ps	173,398